PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

7.    PROPERTY, MANUFACTURING FACILITY AND EQUIPMENT

Property, plant and equipment are recorded at historical cost, net of accumulated depreciation. Components of property, plant and equipment, net are summarized as follows:

	December 31, 2011			June 30, 2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	2,660	1,520	1,140
Plant and machinery	15,464	10,392	5,072	15,543	10,871	4,672
Industrial equipment	1,740	1,134	606	1,766	1,192	574
Other	829	513	316	877	543	334
Leasehold improvements	1,126	379	747	1,313	464	849
Internally Developed Software	708	249	459	749	274	475
Construction in progress	145	-	145	44	-	44
	€22,655	14,147	8,508	22,952	14,864	8,088

As of December 31, 2011 and June 30, 2012, property, manufacturing facility and equipment included €460 attributed to lab instruments acquired under capital lease agreements. The related accumulated depreciation at December 31, 2011 and June 30, 2012 was €230 and €253, respectively.